Financial Liabilities - Interest-Bearing Debt (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) extension_option	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2020 EUR (€)	Jul. 17, 2020 EUR (€)	Jul. 16, 2020 EUR (€)	Feb. 18, 2020 EUR (€)	Feb. 17, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 109,267,000,000	€ 128,654,000,000
Outstanding balance	38,880,000,000
Drawndown	4,516,000,000	1,702,000,000	€ 3,973,000,000
Repayments of loans, borrowings and promissory notes	(2,852,000,000)	(6,356,000,000)	€ (4,040,000,000)
Telefonica, S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding balance	41,022,000,000
Telefonica, S.A. | Bilateral Loan due May 14, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	135,000,000						€ 135,000,000	€ 300,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Telefonica, S.A. | Bilateral Loan due March 12, 2030
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	150,000,000
Drawndown	150,000,000
Repayments of loans, borrowings and promissory notes	0
Telefonica, S.A. | Bilateral Loan due May 6, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	200,000,000
Drawndown	200,000,000
Repayments of loans, borrowings and promissory notes	0
Telefonica, S.A. | Bilateral Loan due June 18, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	€ 0
Number of extension options of debt instrument | extension_option	2
Colombia Telecomunicaciones, S.A, ESP | Bilateral Loan due March 24, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Outstanding balance	175,000,000	0
Drawndown	175,000,000
Repayments of loans, borrowings and promissory notes	0
Colombia Telecomunicaciones, S.A, ESP | Syndicated Loan due March 18, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	204,000,000	0			€ 250,000,000	€ 320,000,000
Drawndown	261,000,000
Repayments of loans, borrowings and promissory notes	(61,000,000)
Early repayment of debt					€ 70,000,000
Telefónica Germany GmbH & Co. OHG | EIB Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150,000,000
Outstanding balance	0	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Telefónica Móviles Chile, S.A. | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0			€ 140,000,000
Outstanding balance	114,000,000	€ 0		€ 140,000,000
Drawndown	114,000,000
Repayments of loans, borrowings and promissory notes	0
Telefonica UK Limited | Syndicated Loan due September 29, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	€ 0
Number of extension options of debt instrument | extension_option	2
Period of extension options of debt instrument	6 months